Summary of Discount Rate Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 29, 2012	Dec. 31, 2011
SERP [Member]
Discount rate assumptions used to determine benefit obligations
Benefit obligations	2.80%	3.40%
Other Post-Retirement Plans [Member]
Discount rate assumptions used to determine benefit obligations
Benefit obligations	3.40%	4.10%